Barclays PLC (the Parent company) - Total equity (Narrative) (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of transactions between related parties [line items]
Equity		£ 66,882		£ 65,660	£ 63,779	£ 63,866
Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Equity		4,637		4,594	4,311	22,045
At1 securities issuance		0		0
At1 securities redemption		0		0
Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Equity		11,172		10,871	9,632	8,941
At1 securities issuance		1,142		3,500
At1 securities redemption		831		2,262
Barclays PLC [member]
Disclosure of transactions between related parties [line items]
Equity		54,872		56,467	54,180	39,216
Barclays PLC [member] | Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Equity		4,637		4,594	4,311	22,045
Barclays PLC [member] | Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Equity		11,169		£ 10,865	£ 9,633	£ 8,943
Barclays PLC [member] | AT1 Securities [member]
Disclosure of transactions between related parties [line items]
At1 securities issuance		1,142	$ 1,500
At1 securities redemption	€ 1,000	£ 831